[RSMC Letterhead]

                                   Rule 497(j)
                                   File No. 33-48940
File No. 811-6722

                                   February 24, 1997

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re:  The HomeState Group
               Post-Effective Amendment No. 6 to
               Registration Statement on Form N-1A
               File No. 33-48940
               File No. 811-6722
               CIK No. 0000889188

Ladies and Gentlemen:

      On behalf of The HomeState Group (the "Fund") and pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 6 to the Fund's Registration Statement on Form N-1A as filed electronically on February 7, 1997.

      All questions and comments regarding the enclosed materials should be addressed to the undersigned at Rodney Square Management Corporation, Rodney Square North, 1100 North Market Street, Wilmington, Delaware 19890-0001, phone number: (302) 651-8943.


                                        Sincerely,

                                        /s/ Diane D. Marky

                                        Diane D. Marky
                                        Assistant Secretary

DDM/mte